Schedule of fair value option (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible debt fair value	$ 10,911
2022 Convertible Notes, contractual principal outstanding	10,000
Fair value less unpaid principal balance	$ 911